Related Parties - Schedule of Listing of Consolidated Subsidiaries (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Coincheck, Inc. [Member]
Schedule of Listing of Consolidated Subsidiaries [Line Items]
Percentage of voting rights held by the Company	100.00%	100.00%
CCG Administrative Services, Inc. [Member]
Schedule of Listing of Consolidated Subsidiaries [Line Items]
Percentage of voting rights held by the Company	100.00%	100.00%
M1 Co G.K. [Member]
Schedule of Listing of Consolidated Subsidiaries [Line Items]
Percentage of voting rights held by the Company		100.00%
Next Finance Tech Group [Member]
Schedule of Listing of Consolidated Subsidiaries [Line Items]
Percentage of voting rights held by the Company	100.00%	100.00%
Next Finance Tech Digital Assets Co., Ltd. [Member]
Schedule of Listing of Consolidated Subsidiaries [Line Items]
Percentage of voting rights held by the Company	100.00%	100.00%
Next Finance Tech International Co., Ltd. [Member]
Schedule of Listing of Consolidated Subsidiaries [Line Items]
Percentage of voting rights held by the Company	100.00%	100.00%